Capital structure and financing - C.7.3. Equity investments (Details) £ / shares in Units, $ / shares in Units, £ in Millions, shares in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Oct. 17, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 £ / shares	Oct. 31, 2019 USD ($)	Oct. 31, 2019 £ / shares	Oct. 17, 2019 £ / shares	Apr. 11, 2019 $ / shares
Disclosure of fair value measurement of assets [line items]
Investments accounted for using equity method					$ 160		$ 371
Equity Investment In Jumia
Disclosure of fair value measurement of assets [line items]
Net dilution gain (loss)				$ 7
Offer price per share (usd per share) | $ / shares													$ 14.5
Gain on investment		$ 30
Percentage ownership held by non-controlling interest		6.31%
Proceeds from sales of investments accounted for using equity method			$ 29
Gain on disposal of equity method investment			$ 15
Investments accounted for using equity method					0		32
Change in fair value in investment					$ (18)		$ (38)	$ 0
Equity Investment In HTA
Disclosure of fair value measurement of assets [line items]
Net dilution gain (loss)	$ (3)
Offer price per share (usd per share) | £ / shares											£ 1.15	£ 1.15
Gain on investment	208
Percentage ownership held by non-controlling interest					7.60%	7.60%	16.20%
Proceeds from sales of investments accounted for using equity method					$ 169	£ 130
Gain on disposal of equity method investment					6
Enterprise value										$ 2,000
Investments accounted for using equity method	$ 292				160		$ 338
Change in fair value in investment					$ (16)		$ 312	$ 0
Market capitalization										$ 1,450
IPO option rights (as a percentage)	4.00%
Disposal of proportion of ownership interest (as a percentage)	20.00%
Gross proceeds from disposal	$ 57
Net proceeds from disposal	25
Share in tax escrow	30
Loss on disposal	$ 32
Number of shares sold (in shares) | shares					85	85
Closing price (in dollars per share) | £ / shares									£ 1.53